Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Expenses
Research and development	$ 1,565	$ 1,330	$ 3,441	$ 2,876
General and administrative expenses	2,088	2,000	4,299	4,047
Loss from operations	(3,653)	(3,330)	(7,740)	(6,923)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	70		70
Share of loss in associate accounted for using equity method	(56)	(58)	(116)	(102)
Change in fair value of warrant liability	24	15	25	384
Foreign exchange transaction loss	(58)		(110)
Interest income	44		65
Interest expense	(9)	(7)	(9)	(41)
Loss before provision for income taxes	(3,638)	(3,380)	(7,815)	(6,682)
Income tax benefit	2,553	503	5,105	582
Net loss and other comprehensive loss	(1,085)	(2,877)	(2,710)	(6,100)
Net (loss) income attributable to:
Owners of the Company	(949)	(2,975)	(2,678)	(6,041)
Non-controlling interest	(136)	98	(32)	(59)
Net loss	(1,085)	(2,877)	(2,710)	(6,100)
Comprehensive (loss) income attributable to:
Owners of the Company	(949)	(2,975)	(2,678)	(6,041)
Non-controlling interest	(136)	98	(32)	(59)
Total comprehensive loss for period	$ (1,085)	$ (2,877)	$ (2,710)	$ (6,100)
Loss per share
Basic and diluted	$ (0.06)	$ (0.22)	$ (0.18)	$ (0.47)
Weighted average shares outstanding
Basic and diluted	16,742	13,332	15,056	12,776